EXPLORATION AND EVALUATION ASSETS - Queensway Project - Gander, Newfoundland and Labrador (Details)				12 Months Ended
	Aug. 08, 2024 CAD ($) shares	Jul. 29, 2024 agreement	Nov. 02, 2022 CAD ($) item shares	Dec. 31, 2025 CAD ($) ha item claim	Dec. 31, 2024 CAD ($) ha item claim	Dec. 31, 2023 item
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		1.60%
Number of royalty purchase agreements | agreement		3
Royalty interests purchased from vendors in aggregate (in percent)		0.60%
Aggregate cash consideration	$ 1,950,000
Purchase of Royalty	$ 1,011,000
Aggregate share consideration | shares	300,000
Professional fees	$ 63,620			$ 16,225
Purchase of remaining net smelt royalty from vendors
EXPLORATION AND EVALUATION ASSETS
Aggregate cash consideration				666,667	$ 1,000,000
Remaining net smelter returns royalty (in percent)					1.00%
Newfoundland
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 200,000
Number of shares issued for acquiring mineral licenses | shares			39,762
Payments of net smelter return royalties to the optionors				$ 250,000
Queensway
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses			100.00%	100.00%
Number of mineral licenses | item			5	98	103
Number of claims | claim				7,018	7,024
Area of hectares of land | ha				175,450	175,600
Aggregate cash payments			$ 2,350,000
Number of shares issued for acquiring mineral licenses | shares			487,078
Number of separate, fully executed option agreements | item					9	10
Payments of net smelter return royalties to the optionors				$ 1,000,000
Total cost of NSR'S that may be purchased at entity's discretion				$ 4,250,000
Queensway | Common shares on or before November 2, 2023
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 200,000
Number of shares issued for acquiring mineral licenses | shares			39,762
Queensway | Common shares on or before November 2, 2024
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 250,000
Number of shares issued for acquiring mineral licenses | shares			69,583
Queensway | Common shares on or before November 2, 2025
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 300,000
Number of shares issued for acquiring mineral licenses | shares			89,463
Queensway | Common shares on or before November 2, 2026
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 600,000
Number of shares issued for acquiring mineral licenses | shares			129,224
Queensway | Common shares on or before November 2, 2027
EXPLORATION AND EVALUATION ASSETS
Aggregate cash payments			$ 800,000
Number of shares issued for acquiring mineral licenses | shares			119,284
Queensway | Minimum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)				0.40%
Percentage of NSR royalty				0.50%
Queensway | Maximum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)				3.00%
Percentage of NSR royalty				1.50%